Acquisitions and Divestitures (Details) - Apr. 30, 2014 $ in Millions	USD ($) a
Other Acquisitions and Divestitures
Goodwill recorded	$ 0
Producing properties and undeveloped acreage in the Southern Midland Basin adjacent to the entity's existing Wolfcamp Shale position
Other Acquisitions and Divestitures
Area (in acres) | a	37,000
Expansion of current Wolfcamp location (as a percent)	25.00%
Aggregate cash purchase price	$ 152